Ordinary Shares (Details) $ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Jun. 28, 2022 USD ($) shares	Aug. 07, 2020 USD ($) shares	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 Vote shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Ordinary Shares
Exercise of share options (Shares)									37,540,734
Options vested (in shares)									39,963,496
Number of shares issued (in shares)									2,027,667,098	2,007,706,522
Number of shares outstanding (in shares)									2,027,667,098	2,007,706,522
ATM Offering
Ordinary Shares
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)									27,004,858
Prospectus Supplement value of shares sold | $	$ 2,000,000
Number of shares per ADS (in shares)	2
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized (in shares)								3,830,157,186	4,500,000,000	4,500,000,000
Number of votes entitled | Vote								1
Class B to Class A Ordinary Shares, conversion ratio								1
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)				100,000,000			66,086,955
Net proceeds from IPO | $				$ 11,633,130
Proceeds from issuance of ordinary shares | $							$ 380,000
Issuance of ordinary shares as treasury shares (in shares)									82,162,000
Number of shares issued (in shares)									1,785,070,188	1,766,208,188
Number of shares outstanding (in shares)									1,671,855,018	1,651,894,442
Class A Ordinary Shares | Mr. Li Xiang
Ordinary Shares
Shares issued upon conversion of preferred shares (in shares)							1,045,789,275
Class A Ordinary Shares | IPO
Ordinary Shares
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)							190,000,000
Net proceeds from IPO | $							$ 1,042,137
Class A Ordinary Shares | Over-allotment option
Ordinary Shares
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)		28,500,000	13,869,700			14,100,000
Proceeds from issuance of ordinary shares		$ 157,320	$ 1,634,462
Class A Ordinary Shares | Follow-on offering
Ordinary Shares
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)						108,100,000
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized (in shares)								240,000,000	500,000,000	500,000,000
Number of votes entitled | Vote								10
Number of shares issued (in shares)									355,812,080	355,812,080
Number of shares outstanding (in shares)									355,812,080	355,812,080
Class B Ordinary Shares | Mr. Li Xiang
Ordinary Shares
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares)					108,557,400
Shares issued upon conversion of preferred shares (in shares)							115,812,080